Annual Fund Operating Expenses - Xtrackers MSCI All World ex US Hedged Equity ETF - Xtrackers MSCI All World ex US Hedged Equity ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.40%
Other Expenses	0.01%	[1]
Total annual fund operating expenses	0.41%

[1]	Other Expenses include interest expense of 0.01%.